Fair Value of Financial Instruments (Details) - Schedule of warrant liability - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of warrant liability [Abstract]
Balance, beginning of period	$ 83,652	$ 1,738
Issuance of warrant on Series E convertible preferred stock		12,620	$ 499
Increase in fair value of warrants	47,062	69,294	92
Exercise of preferred stock warrants prior to Business Combination	(130,714)
Public and Private placement Warrants acquired in Business Combination	45,623
Decrease in fair value of Public and Private placement Warrants	(27,909)
Balance, Ending of period	$ 17,714	$ 83,652	$ 1,738